Consolidated Balance Sheets (Parentheticals) - $ / shares		Dec. 31, 2024	Dec. 31, 2023
Statement of Financial Position [Abstract]
Ordinary shares, par value (in Dollars per share)	[1]	$ 0.00000125	$ 0.00000125
Ordinary shares, authorized	[1]	200,000,000	200,000,000
Ordinary shares, issued	[1]	30,000,000	30,000,000
Ordinary shares, outstanding	[1]	30,000,000	30,000,000

[1]	Giving retroactive effect to the 800 for 1 share split effected and the surrender of a total of 10,000,000 Ordinary Shares on August 12, 2024.